September 29, 2005

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Evergreen Equity Trust (the “Trust”)

                        Evergreen Large Cap Equity Fund (the “Fund”)

                Post-Effective Amendment No. 88 to Registration Statement on

                Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of (i) changing the Fund’s investment advisory fee from its current fee based on the Fund’s assets to a performance based fee, which is scheduled to become effective on December 1, 2005, and (ii) to make such other non-material changes as the Trust may deem appropriate.

Pursuant to Rule 485(a)(i), this Amendment is scheduled to become effective on December 1, 2005.

If you have any questions or would like further information, please call me at (617) 210-3682.

Sincerely yours,

/s/ Maureen E. Towle

Maureen E. Towle

Enclosure